Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
[custom:ValuationAllowance-0]	$ 16,121,000	$ 4,947,000
Unrecognized tax benefits	0	0
Interest and penalties	0	0
Income tax provision	0
Federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	58,495,000	21,461,000
State Income Tax [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 56,915,000	$ 25,157,000